Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and diluted	$ (0.05)	$ (0.08)
Basic and diluted	291,887,614	283,008,578